ACQUISITION OF SUBSIDIARIES (Details Narrative)				12 Months Ended
	Jan. 13, 2026 EUR (€) shares	Jan. 07, 2026 shares	Oct. 03, 2025 shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($)	Mar. 27, 2026 shares	Sep. 08, 2025 shares	Jul. 22, 2025 shares	Mar. 10, 2025 USD ($)	Jan. 27, 2025 USD ($)	Jan. 23, 2025 shares	Jan. 21, 2025 shares	Dec. 20, 2024 shares	Jul. 26, 2024 USD ($)	Jul. 15, 2024 shares
IfrsStatementLineItems [Line Items]
Post share consolidation, shares								22,088,293
Number of shares issued			62,074	29,100,941	22,993,763			201,950,104	2,250,000			2,250,000	731,707	2,347,134
Loss for the year | $				$ (31,146,283)	$ (5,212,879)	$ (4,871,387)
Revenue for the year | $				3,615,748	2,040,602	1,299,538
Share Capital | $				11,641	1,150					$ 13,000,000	$ 130
Proceeds from ordinary shares | $					$ 10,608,750
Acquisition of plana earth gmbh shares [member]
IfrsStatementLineItems [Line Items]
Post share consolidation, shares	840,040
Purchase price were settled	6,720,317
Remedy project limited [member]
IfrsStatementLineItems [Line Items]
Post share consolidation, shares		125,000					31,250
Number of shares issued		1,000,000					250,000
Loss for the year | $				98,359
Revenue for the year | $				33,663
Consideration transferred | $				5,684,999
Acquired interest percentage		100.00%
Additional number of shares issued		1,000,000					250,000
Fair value of contingent arrangement | $
Remedy project limited [member] | Ordinary shares two [member]
IfrsStatementLineItems [Line Items]
Description of shares acquiree				250,000 Ordinary Shares (Post Share Consolidation: 31,250 Ordinary Shares) – achieve an EBITDA target of $4.1m for the year ending March 31, 2028
Remedy project limited [member] | Ordinary shares three [member]
IfrsStatementLineItems [Line Items]
Description of shares acquiree				250,000 Ordinary Shares (Post Share Consolidation: 31,250 Ordinary Shares) – achieve an EBITDA target of $8.2 m for the year ending March 31, 2029
Remedy project limited [member] | TRP earns out [member]
IfrsStatementLineItems [Line Items]
Additional number of shares issued							500,000
Plan A Earth gmbH [member]
IfrsStatementLineItems [Line Items]
Loss for the year | $				$ 849,553
Revenue for the year | $				582,390
Consideration transferred | $				$ 20,857,516
Acquired interest percentage	100.00%
Proceeds from ordinary shares | €	€ 3
Restrictions on transfer of consideration shares	The Ordinary Shares are subject to a lock-up as follows: (a) 25% released at 6 months after the closing date; (b) a further 25% released at 9 months after the closing date; (c) a further 25% released at 12 months after the closing date; and (d) the remaining 25% released at 15 months after the closing date.
Contingent consideration in business combination				subject to the achievement of the financial targets set forth below, the Sellers shall be entitled to a performance related earn out payment for fiscal years 2026 and 2027. An amount of €10 million shall be payable in Ordinary Shares, at a share price of $9.10 (Post Share Consolidation: share price of $72.80), if the fully paid annualized value of recurring revenue of planA (the “Paid ARR”) in the twelve months period ending on March 31, 2027 (the “FY 2026”) amounts to or exceeds €11.3 million (the “ARR Target 2026”). Twenty percent of any excess Paid ARR in FY 2026 shall be counted towards the ARR Target 2027 (the “excess FY 2026 ARR”), as defined below. An amount of €15 million (the “ARR Target 2027”) shall be payable in Ordinary Shares, at a share price of $9.10 (Post Share Consolidation: share price of $72.80), if the Paid ARR in the twelve months period ending on 31 March 2028 (the “FY 2027” and together with excess FY 2026 ARR) amounts to or exceeds €17 million. Management determined that the fair value of such contingent settlement amounted to $Nil as at the acquisition date and March 31, 2026.
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																6,869,960
Share Capital | $															$ 50,000
Matter DKApS [member]
IfrsStatementLineItems [Line Items]
Percentage of ownership interest			100.00%	100.00%
Purchase consideration shares			1,241,496
Post share consolidation, shares			155,187
Number of shares issued			1,055,272
Post share consolidation shares issued upon closing of transaction			131,909
Shares issued balance			186,224
Post share consolidation shares issued after closing			23,278
Loss for the year | $				$ 2,339,650
Revenue for the year | $				569,375
Share Capital | $										$ 13,500,000
Consideration transferred | $				$ 20,500,000
Description of impairment loss and recognition of goodwill			commercial valuation of the acquired cash-generating unit (CGU) remained supported at $13.5 million based on operational projections, the excess consideration value of $7.0 million (the difference between the accounting fair value of $20.5 million and the business valuation of $13.5 million) was determined to be unrecoverable through future cash flows. Accordingly, a impairment loss on goodwill of $7.0 million was recognized at the initial integration date and is included within the “other income, gains or losses” line item in the consolidated statement of profit or loss for the year ended March 31, 2026.
Discount rate										16.90%
Matter DKApS [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Purchase consideration shares				62,074
Post share consolidation, shares				7,759
Number of shares issued				10,923,682